Basis of Presentation (Tables)	12 Months Ended
Oct. 31, 2021
Text Block [Abstract]
Reconcilation of lease commitements
The following table sets out a reconciliation of our operating lease commitments as disclosed under IAS 17
Leases
as at October 31, 2019, which were used to derive the lease liabilities as at November 1, 2019.

(Canadian $ in millions)	November 1, 2019
Operating lease commitments at October 31, 2019 as disclosed in our consolidated financial statements	3,800
Discounted using the incremental borrowing rate at November 1, 2019	(310)
Finance lease liabilities recognized as at October 31, 2019	41
Exemption for low-value asset leases	(13)
Extension and termination options reasonably certain to be exercised	37
Executory costs not included in the lease liability	(166)
Leases signed but not yet started	(1,222)
Lease liabilities recognized at November 1, 2019	2,167

Summary of quantitative information for financial instruments
The table below presents quantitative information for financial instruments that referenced certain IBORs as at November 1, 2020, the date of adoption for Phase 2 relief, and either were due to mature after December 31, 2021 or are demand facilities that will be subject to remediation to amend the benchmark interest rate. Financial instruments that reference rates in multi-rate jurisdictions, including the Canadian Dollar Offered Rate (CDOR), the EURO Interbank Offered Rate and Australian Bank Bill Swap Rate, are excluded from both tables below. In the case of CDOR, financial instruments indexed to
6-month
and
12-month
CDOR tenors were discontinued on May 17, 2021, while other tenors of CDOR will continue as a benchmark rate. As at November 1, 2020, we did not hold any material positions in either of these CDOR tenors.

(Canadian $ in millions)			November 1, 2020
	USD LIBOR	GBP LIBOR	Other (1)
Non-derivative assets (2)	100,521	868	1,225
Non-derivative liabilities (2)	7,435	692	–
Derivative notional amounts (3)(4)	1,570,534	20,972	6,702
Authorized and committed loan commitments (5)(6)	68,449	194	23,633

(1)	Includes CHF LIBOR, EONIA and JPY LIBOR.
(2)	All amounts are presented based on contractual amounts outstanding with the exception of securities, recorded in non-derivative assets, which are presented based on carrying value.
(3)
Notionals amounts represent the amount to which a rate or price is applied in order to calculate the amount of cash that must be exchanged under the contract. Notional amounts do not represent assets or liabilities and therefore are not recorded in our Consolidated Balance Sheet.

(4)
Includes certain cross-currency swap positions where both the pay and receive legs currently reference an IBOR. For those derivatives, the table above includes the notional amounts for both the pay and receive legs in the relevant columns aligning with the IBOR exposure.

(5)
Excludes personal lines of credit and credit cards that are unconditionally cancellable at our discretion. A large majority of these commitments expire without being drawn upon. As a result, the total contractual amounts may not be representative of the funding likely to be required for these commitments.

(6)
Other includes loan commitments where our customers have the option to draw from their facility in multiple currencies. Amounts drawn will be subject to prevailing IBORs for the foreign currency, including those that are in scope of IBOR reform.

The following table presents quantitative information for financial instruments that referenced certain IBORs as at October 31, 2021, which were either due to mature after June 30, 2023 for USD LIBOR settings other than
1-week
and
2-month
US LIBOR, or after December 31, 2021 for all other
in-scope
IBORs, or are demand facilities with no maturity date. Changes in our exposures during fiscal 2021 did not result in significant changes to the risks arising from transition since adoption of these Phase 2 amendments. In the normal course of business, our exposures may continue to fluctuate with no significant impact expected on our IBOR conversion plans.

(Canadian $ in millions)			October 31, 2021
	USD LIBOR	GBP LIBOR	Other (1)
Non-derivative assets (2)	91,991	730	844
Non-derivative liabilities (2)	3,043	678	–
Derivative notional amounts (3)(4)	1,340,121	28,385	4,898
Authorized and committed loan commitments (5)(6) (7)	62,174	241	15,047

(1)	Includes CHF LIBOR, EONIA and JPY LIBOR.
(2)	All amounts are presented based on contractual amounts outstanding with the exception of securities, recorded in non-derivative assets, which are presented based on carrying value.
(3)
Notional amounts represent the amount to which a rate or price is applied in order to calculate the amount of cash that must be exchanged under the contract. Notional amounts do not represent assets or liabilities and therefore are not recorded in our Consolidated Balance Sheet.

(4)
Includes certain cross-currency swap positions where both the pay and receive legs currently reference an IBOR. For those derivatives, the table above includes the notional amounts for both the pay and receive legs in the relevant columns aligning with the IBOR exposure.

(5)
Excludes personal lines of credit and credit cards that are unconditionally cancellable at our discretion. A large majority of these commitments expire without being drawn upon. As a result, the total contractual amounts may not be representative of the funding likely to be required for these commitments.

(6)
Other includes loan commitments where our customers have the option to draw from their facility in multiple currencies. Amounts drawn will be subject to prevailing IBORs for the foreign currency, including those that are in scope of IBOR reform.

(7)	Commitments also include backstop liquidity facilities provided by the bank to external parties.